Closures and Impairments Expense, Including Goodwill (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012	Feb. 28, 2012	Nov. 29, 2011	Dec. 04, 2012	Nov. 29, 2011	Jun. 05, 2012	Jun. 05, 2012	May 31, 2011	Jun. 01, 2010
Closures and impairment expenses [Abstract]
Property impairments		$ 9,700						$ 13,633	$ 6,098	$ 3,181
Closed restaurant lease reserves	(99)			(153)	379	(74)		3,841	(333)	756
Other closing expense	343			226	632	416		1,869	437	859
Loss/(gain) on sale of surplus properties	507			50	598	80		678	(47)	1,020
Total closure and impairments expenses	18,251			653	19,375	1,098	18,665	18,665	6,249	3,776
Minimum number of restaurants closed			25
Maximum number of restaurants closed			27
Number Of Restaurants Closed		23
Closed property future Lease Obligation [Roll Forward]
Beginning balance					6,813	2,660		2,660	4,969
Closing expense including rent and other lease charges					379			3,841	(333)
Transfer of deferred escalating minimum rent balance					348			2,055	0
Lease obligation assumed with franchise acquisitions								0	396
Payments					(1,581)			1,605	2,372
Other adjustments					19			(138)	0
Ending balance	5,940	6,813			5,940		6,813	6,813	2,660	4,969
Goodwill impairment		16,919					16,919	16,919
Goodwill impairment loss, net of tax		$ 12,000						$ 12,000